Shareholders Equity - USD ($)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit
Beginning balance, shares at Dec. 31, 2016	1,677,798
Beginning balance, value at Dec. 31, 2016	$ 16,778	$ 19,113,458	$ (7,625,217)
Net Income			$ 152,221
Dividends declared			$ (469,783)
Ending balance, shares at Dec. 31, 2017	1,677,798
Ending balance, value at Dec. 31, 2017	$ 16,778	19,113,458	$ (7,942,779)
Net Income			$ (50,182)
Dividends declared			$ (360,727)
Ending balance, shares at Dec. 31, 2018	1,677,798
Ending balance, value at Dec. 31, 2018	$ 16,778	$ 19,113,458	$ (8,353,688)